[INVESCO ICON]   INVESCO FUNDS                    INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post Office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone: 303-930-6300



August 23, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Bond Funds, Inc.
         1933 Act No. 002-57151
         1940 Act No. 811-2674
         CIK No. 0000201815

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Bond Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Tax-Free Bond Fund and Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 39 under the Securities Act of 1933 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on August 13, 1999. This Post-Effective Amendment became effective August 13, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,


/s/ James F. Lummanick

James F. Lummanick
Vice President and Assistant
  General Counsel